Document and Entity Information	12 Months Ended
Dec. 31, 2010
Document and Entity Information [Abstract]
Trading Symbol	CLWR
Entity Registrant Name	Clearwire Corp /DE
Entity Central Index Key	0001442505
Document Type	8-K
Document Period End Date	Dec. 31, 2010
Amendment Flag	false